6. INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Reconciliation of the federal statutory rate to the Company's effective tax rate
	2012	2011
Income tax expense (benefit) at federal statutory rate	34.0%	(34.0%)
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	6.3	(6.3)
Change in valuation allowance	(94.3)	46.1
Nondeductible items	1.7	1.0
Prior-year tax adjustments	48.8	1.5
Other	3.6	(8.2)
Effective tax rate	0.1%	0.1%

Components of deferred tax assets and liabilities
	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$1,913,000	$2,735,000
Tax credit carry forwards	362,000	347,000
Reserves and accruals not yet deducted for tax purposes	451,000	549,000
Total deferred tax assets	2,726,000	3,631,000
Valuation allowance	(2,726,000)	(3,631,000)
Net deferred tax asset	$–	$–